UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2012

Check here if Amendment:  ___; Amendment Number:  ___
  This Amendment (Check only one.)  ___ is a restatement.
				    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		ICM Asset Management, Inc.
Address:	W. 601 Main Avenue, Suite 900
       		Spokane WA 99201-0613

Form 13F File Number:	28-03766

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Lisa House
Title:	Complaince Officer
Phone:	(509)455-3588

Signature, Place and Date of Signing:

	Lisa House		Spokane, WA		02/05/13
	[Signature]		[City, State]		[Date]

Report Type (Check only one.):

_X__	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F NOTICE.  (Check here if no holdings reported are in this report,
	and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		76

Form 13F Information Table Value Total:		82,305


List of Other Included Managers:		NONE


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                                                      ICM Asset Management, Inc
                                                              FORM 13F
                                                     4Q 2012 Schedule 13F Report
                                                          December 31, 2012

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

AAR Corp.                      COM              000361105     2234   119608 SH       Sole                   119608
Alcoa, Inc.                    COM              013817101      896   103200 SH       Sole                   103200
American Capital Agency Corp   COM              02503x105      340    11750 SH       Sole                    11750
Anadarko Petroleum Corp.       COM              032511107      742     9985 SH       Sole                     9985
Annaly Capital Mgmt, Inc.      COM              035710409      436    31053 SH       Sole                    31053
Apache Corp.                   COM              037411105      706     8990 SH       Sole                     8990
Apple, Inc.                    COM              037833100     1501     2820 SH       Sole                     2820
Aura Systems, Inc.             COM              051526200     1303  2715308 SH       Sole                  2715308
Banner Corporation             COM              06652v208     1186    38603 SH       Sole                    38603
Bill Barrett Corp              COM              06846N104     1171    65835 SH       Sole                    65835
Boeing Co.                     COM              097023105     1146    15207 SH       Sole                    15207
Capstead Mortgage REIT         COM              14067e506      283    24657 SH       Sole                    24657
Carrizo Oil & Gas Inc.         COM              144577103     1311    62670 SH       Sole                    62670
Celgene Corp.                  COM              151020104      811    10340 SH       Sole                    10340
Cinedigm Digital Cinema Corp   COM              172407108     1340   957362 SH       Sole                   957362
Cinemark Holdings Inc.         COM              17243V102     2903   111738 SH       Sole                   111738
Citigroup, Inc.                COM              172967424      750    18953 SH       Sole                    18953
Clearsign Combustion Corp.     COM              185064102      397    81970 SH       Sole                    81970
Deere & Co.                    COM              244199105      729     8435 SH       Sole                     8435
Denbury Resources Inc.         COM              247916208     1481    91405 SH       Sole                    91405
Digital Cinema Destinations Co COM              25383B109      821   137035 SH       Sole                   137035
Discovery Holding Co., Cl C    COM              25470F302      726    12405 SH       Sole                    12405
Dot Hill Systems Corp          COM              25848T109     1120  1194444 SH       Sole                  1194444
Dow Chemical Co.               COM              260543103     1479    45753 SH       Sole                    45753
Du Pont (E.I.) De Nemours      COM              263534109      659    14650 SH       Sole                    14650
Eldorado Gold Corp             COM              284902103      396    30775 SH       Sole                    30775
Electro Scientific Industries  COM              285229100     1363   136973 SH       Sole                   136973
Ensco International, Inc. Clas COM              g3157s106     1491    25150 SH       Sole                    25150
Exide Technologies             COM              302051206     2254   659065 SH       Sole                   659065
FedEx Corp.                    COM              31428x106      578     6305 SH       Sole                     6305
Flow International Corp        COM              343468104     1510   431556 SH       Sole                   431556
General Electric Co.           COM              369604103      708    33750 SH       Sole                    33750
Goldcorp, Inc. New Common      COM              380956409      419    11425 SH       Sole                    11425
Goodyear Tire & Rubber         COM              382550101     3066   222012 SH       Sole                   222012
Google, Inc. Class A           COM              38259P508      749     1059 SH       Sole                     1059
Hercules Offshore Inc          COM              427093109     2229   361275 SH       Sole                   361275
Hess Corporation               COM              42809H107      717    13545 SH       Sole                    13545
Hewlett-Packard Co.            COM              428236103     1006    70615 SH       Sole                    70615
IBM, Inc.                      COM              459200101      501     2615 SH       Sole                     2615
Intel Corp.                    COM              458140100      857    41550 SH       Sole                    41550
International Paper Co.        COM              460146103     1669    41891 SH       Sole                    41891
ION Geophysical Corp           COM              462044108      144    22175 SH       Sole                    22175
Ivanhoe Energy Inc.            COM              465790103       18    25050 SH       Sole                    25050
Johnson & Johnson, Inc.        COM              478160104     1124    16038 SH       Sole                    16038
Joy Global, Inc.               COM              481165108     1834    28756 SH       Sole                    28756
JP Morgan Chase & Co.          COM              46625H100      698    15870 SH       Sole                    15870
Kinder Morgan, Inc.            COM              49456B101     1099    31110 SH       Sole                    31110
Kratos Defense & Security Solu COM              50077b207     2311   459470 SH       Sole                   459470
Lowe's Companies, Inc.         COM              548661107     1091    30720 SH       Sole                    30720
Magnum Hunter Resources Corp   COM              55973B102     1459   365650 SH       Sole                   365650
Meritor, Inc.                  COM              59001k100     1462   309135 SH       Sole                   309135
MFA Financial, Inc.            COM              55272X102      357    43985 SH       Sole                    43985
Micron Technology, Inc.        COM              595112103      774   122065 SH       Sole                   122065
Microsoft Corp.                COM              594918104     2084    78030 SH       Sole                    78030
National Oilwell Varco         COM              637071101     1324    19365 SH       Sole                    19365
Novagold Resources Inc.        COM              66987E206       77    16975 SH       Sole                    16975
Pepsico, Inc.                  COM              713448108      861    12581 SH       Sole                    12581
Pfizer, Inc.                   COM              717081103      356    14189 SH       Sole                    14189
Pioneer Natural Resources Co.  COM              723787107      609     5710 SH       Sole                     5710
Precision Drilling Corp.       COM              74022D308      897   108275 SH       Sole                   108275
Prudential Financial, Inc.     COM              744320102     1018    19080 SH       Sole                    19080
Pulse Electronics Corp.        COM              74586w106      241   776093 SH       Sole                   776093
Qualcomm, Inc.                 COM              747525103      955    15435 SH       Sole                    15435
RF Micro Devices, Inc.         COM              749941100     2256   503480 SH       Sole                   503480
Sterling Financial Corp.       COM              859319303     1406    67279 SH       Sole                    67279
Symmetricom Inc                COM              871543104     1718   297756 SH       Sole                   297756
Tenneco Automotive, Inc.       COM              880349105     1432    40795 SH       Sole                    40795
Thermo Fisher Scientific, Inc. COM              883556102      609     9552 SH       Sole                     9552
Towerstream Corp               COM              892000100      830   255420 SH       Sole                   255420
Uni-Pixel Inc.                 COM              904572203      650    47455 SH       Sole                    47455
United Parcel Service Cl B     COM              911312106      331     4485 SH       Sole                     4485
United Rentals, Inc.           COM              911363109     2037    44755 SH       Sole                    44755
Verifone Holdings Inc.         COM              92342y109      714    24045 SH       Sole                    24045
Vishay Intertechnology         COM              928298108     1802   169565 SH       Sole                   169565
Walt Disney Co.                COM              254687106      750    15067 SH       Sole                    15067
Willbros Group, Inc.           COM              969203108      993   185265 SH       Sole                   185265

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